SUMMARY OF CHANGES IN FAIR VALUE OF LEVEL 3 DERIVATIVE LIABILITIES (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative liabilities, ending balance				$ 915,959	$ 1,094,607
Issuance of derivative liabilities			2,483,532	6,650,667
Extinguishment of derivative liabilities in connection with convertible note repayments and exchanges			(1,165,329)	(3,230,779)
Change in fair value of derivative liabilities			2,141,069	(788,970)
Reclassification of derivative liabilities to equity				$ 2,809,565
Write-off of derivative liabilities pursuant to ASC 852		$ (4,375,231)	$ (4,375,231)